Share Capital and Equity - Summary of Share Capital and Equity (Detail)	Dec. 31, 2019 shares
Disclosure of classes of share capital [line items]
Number of shares outstanding	531,522,819
Class A Subordinate Voting Shares [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding	126,001,492
Class B Proportionate Subordinate Voting Shares [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding	404,245,119
Class C Multiple Voting Shares [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding	1,276,208
Class A Shares [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding	126,001,492
Class B Shares [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding	5,053,049
Class C Shares [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding	1,276,208